Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accruals And Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,
	2020	2021
Payables for R&D expenses	197,751	939,488
Payables for purchase of property, plant and equipment	596,527	843,732
Employee compensation payable	326,081	810,730
Payables for marketing events	362,570	679,120
Accrued expenses	145,174	364,647
Deposits from third parties	108,301	241,468
Advance from customers	5,437	208,281
Non-controlling interests (i)	98,010	106,596
Warranty provi sions	31,594	105,068
Interest payables	61,997	54,191
Derivative liabilities (Note 5)	—	48,605
Refundable deposit from customers	213,928	18,752
Others	108,795	390,429

Total	2,256,165	4,811,107